PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5: PROPERTY AND EQUIPMENT, NET

	December 31,
	2023	2022
Cost:

Software, computers and peripheral equipment	$8,220	$8,378
Office furniture and equipment	687	887
Capitalized software development costs	22,821	18,750
Leasehold improvements	4,027	3,999
	35,755	32,014

Accumulated depreciation	23,696	18,746

Depreciated cost	$12,059	$13,268

Depreciation expenses amounted to $5,721, $5,165 and $4,478 for the years ended December 31, 2023, 2022 and 2021 respectively.

For the years ended December 31, 2023 and 2022, the Company recorded a reduction of $776 and $576 respectively, to the cost and accumulated depreciation of fully depreciated equipment and leasehold improvements no longer in use, following an assessment made by the Company.